Related party disclosures - Other transactions with KMP (Details) - Key management personnel	12 Months Ended
	Sep. 30, 2025 AUD ($) item	Sep. 30, 2024 AUD ($) item
Related party disclosures
Interest payable for the year	$ 1,003,143	$ 1,030,280
Closing loan balance	$ 15,815,278	$ 32,064,184
Number of KMP with loans | item	11	10